UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number:  028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500


Signature, Place and Date of Signing:

   /s/ Slavko Negulic          Southport, Connecticut         August 11, 2008
------------------------      ------------------------      -------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          87

Form 13F Information Table Value Total:  $2,391,475

                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        NONE

                                                     FORM 13F INFORMATION TABLE
                                                            JUNE 30, 2008
ITEM 1                            ITEM 2       ITEM 3    ITEM 4           ITEM 5           ITEM 6     ITEM 7         ITEM 8
                                                         MARKET                                                      VOTING
                                                CUSIP     VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHR          AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   NUMBER    (X1000)    PRN AMT   PRN  CALL  DISCRETION   MANG     SOLE     SHARED  NONE
----------------------------  --------------  ---------  -------   ---------  ---  ----  ----------   ----   ---------  ------  ----
ACERGY S A                    SPONSORED ADR   00443E104   32,571   1,463,200   SH           SOLE      NONE   1,463,200     0      0
ACTIVE POWER INC                   COM        00504W100    8,326   5,366,088   SH           SOLE      NONE   5,366,088     0      0
ADA ES INC                         COM        005208103      756      83,968   SH           SOLE      NONE      83,968     0      0
ALPHA NATURAL RESOURCES INC        COM        02076X102  110,850   1,062,900   SH           SOLE      NONE   1,062,900     0      0
AMERICAN SUPERCONDUCTOR CORP       COM         30111108    7,131     198,900        PUT     SOLE      NONE     198,900     0      0
ANADARKO PETE CORP                 COM        032511107   44,904     600,000        PUT     SOLE      NONE     600,000     0      0
ARENA RESOURCES INC                COM        040049108    4,648      88,000   SH           SOLE      NONE      88,000     0      0
BAKER HUGHES INC                   COM        057224107   75,864     868,600   SH           SOLE      NONE     868,600     0      0
BTU INTL INC                       COM        056032105    2,101     177,761   SH           SOLE      NONE     177,761     0      0
BUCYRUS INTL INC NEW               COM        118759109   38,146     522,400   SH           SOLE      NONE     522,400     0      0
CAMECO CORP                        COM        13321L108   12,861     300,000   SH           SOLE      NONE     300,000     0      0
CAMERON INTERNATIONAL CORP         COM        13342B105   56,745   1,025,200   SH           SOLE      NONE   1,025,200     0      0
CANADIAN NAT RES LTD               COM        136385101   37,774     376,800   SH           SOLE      NONE     376,800     0      0
CAPSTONE TURBINE CORP              COM        14067D102    1,066     254,400   SH           SOLE      NONE     254,400     0      0
CLEAN ENERGY FUELS CORP            COM        184499101    2,737     238,186   SH           SOLE      NONE     238,186     0      0
CLEAN ENERGY FUELS CORP            COM        184499101      492      42,800       CALL     SOLE      NONE      42,800     0      0
CLEAN ENERGY FUELS CORP            COM        184499101      977      85,000        PUT     SOLE      NONE      85,000     0      0
COMPLETE PRODUCTION SERVICES       COM        20453E109   11,217     308,000   SH           SOLE      NONE     308,000     0      0
CONSOL ENERGY INC                  COM        20854P109   11,237     100,000   SH           SOLE      NONE     100,000     0      0
DELTA PETE CORP                  COM NEW      247907207   61,353   2,404,100   SH           SOLE      NONE   2,404,100     0      0
DYNEGY INC DEL                     CL A       26817G102   15,390   1,800,000   SH           SOLE      NONE   1,800,000     0      0
ENERGY XXI (BERMUDA) LTD         COM SHS      G10082108   12,916   1,866,500   SH           SOLE      NONE   1,866,500     0      0
ENERGYSOLUTIONS INC           DEPOSITARY SH   292756202   29,215   1,307,170   SH           SOLE      NONE   1,307,170     0      0
ENERNOC INC                        COM        292764107      441      24,550   SH           SOLE      NONE      24,550     0      0
EVERGREEN ENERGY INC               COM        30024B104    2,210   1,270,392   SH           SOLE      NONE   1,270,392     0      0
EXCO RESOURCES INC                 COM        269279402   74,097   2,007,500   SH           SOLE      NONE   2,007,500     0      0
FORDING CDN COAL TR              TR UNIT      345425102  107,456   1,123,900   SH           SOLE      NONE   1,123,900     0      0
FOUNDATION COAL HLDGS INC          COM        35039W100   57,134     645,000   SH           SOLE      NONE     645,000     0      0
FRONTIER OIL CORP                  COM        35914P105    9,564     400,000   SH           SOLE      NONE     400,000     0      0
FUEL SYS SOLUTIONS INC             COM        35952W103      964      25,027   SH           SOLE      NONE      25,027     0      0
FUELCELL ENERGY INC                COM        35952H106   28,475   4,010,521   SH           SOLE      NONE   4,010,521     0      0
GENERAL ELECTRIC CO                COM        369604103    5,338     200,000   SH           SOLE      NONE     200,000     0      0
HALLIBURTON CO                     COM        406216101   29,523     556,300   SH           SOLE      NONE     556,300     0      0
HEADWATERS INC                     COM        42210P102    8,050     683,929   SH           SOLE      NONE     683,929     0      0
HEADWATERS INC                     COM        42210P102    1,720     146,100       CALL     SOLE      NONE     146,100     0      0
HEADWATERS INC                     COM        42210P102      434      36,900        PUT     SOLE      NONE      36,900     0      0
HECLA MNG CO                       COM        422704106    2,778     300,000   SH           SOLE      NONE     300,000     0      0
HELIX ENERGY SOLUTIONS GRP I       COM        42330P107   30,293     727,500   SH           SOLE      NONE     727,500     0      0
HESS CORP                          COM        42809H107   47,182     373,900   SH           SOLE      NONE     373,900     0      0
HYDROGENICS CORP                   COM        448882100      566     314,338   SH           SOLE      NONE     314,338     0      0
INTERNATIONAL RECTIFIER CORP       COM        460254105    6,140     319,800   SH           SOLE      NONE     319,800     0      0
INTERNATIONAL RECTIFIER CORP       COM        460254105   12,845     669,000       CALL     SOLE      NONE     669,000     0      0
ISHARES TR                    RUSL 2000 VALU  464287630  249,271   3,610,000        PUT     SOLE      NONE   3,610,000     0      0
ISHARES TR                    RUSL 2000 VALU  464287630      344       5,400   SH           SOLE      NONE       5,400     0      0
ITRON INC                          COM        465741106   36,131     367,375   SH           SOLE      NONE     367,375     0      0
JOY GLOBAL INC                     COM        481165108   37,915     500,000   SH           SOLE      NONE     500,000     0      0
KEY ENERGY SVCS INC                COM        492914106    4,175     215,000   SH           SOLE      NONE     215,000     0      0
LAYNE CHRISTENSEN CO               COM        521050104    4,379     100,000   SH           SOLE      NONE     100,000     0      0
LINDSAY CORP                       COM        535555106    3,356      39,500   SH           SOLE      NONE      39,500     0      0
MCDERMOTT INTL INC                 COM        580037109   15,853     256,146   SH           SOLE      NONE     256,146     0      0
METHANEX CORP                      COM        59151K108      642      22,900   SH           SOLE      NONE      22,900     0      0
MIRANT CORP NEW               *W EXP 1/3/201  60467R118   10,841     599,261   SH           SOLE      NONE     599,261     0      0
NATIONAL OILWELL VARCO INC         COM        637071101   61,882     697,500   SH           SOLE      NONE     697,500     0      0
NOBLE CORPORATION                  SHS        G65422100   36,235     557,800   SH           SOLE      NONE     557,800     0      0
NOVA BIOSOURCE FUELS INC           COM        65488W103       11      17,156   SH           SOLE      NONE      17,156     0      0
OCEAN PWR TECHNOLOGIES INC       COM NEW      674870308    1,930     213,053   SH           SOLE      NONE     213,053     0      0
PARTICLE DRILLING TECHNOLOGI       COM        70212G101    1,407     560,629   SH           SOLE      NONE     560,629     0      0
PETROHAWK ENERGY CORP              COM        716495106  148,424   3,205,000   SH           SOLE      NONE   3,205,000     0      0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408   46,040     650,000   SH           SOLE      NONE     650,000     0      0
POWERSHARES ETF TRUST         WNDRHLL CLN EN  73935X500    4,354     222,700   SH           SOLE      NONE     222,700     0      0
POWERSHARES ETF TRUST         WNDRHLL CLN EN  73935X500   12,495     639,100       CALL     SOLE      NONE     639,100     0      0
POWERSHARES ETF TRUST         WNDRHLL CLN EN  73935X500    2,366     121,000        PUT     SOLE      NONE     121,000     0      0
QUANTA SVCS INC                    COM        74762E102   65,479   1,968,124   SH           SOLE      NONE   1,968,124     0      0
RANGE RES CORP                     COM        75281A109   15,562     237,450   SH           SOLE      NONE     237,450     0      0
RELIANT ENERGY INC                 COM        75952B105   21,270   1,000,000   SH           SOLE      NONE   1,000,000     0      0
RENEGY HOLDINGS INC                COM        75845J109      156      41,286   SH           SOLE      NONE      41,286     0      0
SCHLUMBERGER LTD                   COM        806857108   82,453     767,500   SH           SOLE      NONE     767,500     0      0
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B  833635105   13,048     280,000   SH           SOLE      NONE     280,000     0      0
SOUTHWESTERN ENERGY CO             COM        845467109   31,613     664,000   SH           SOLE      NONE     664,000     0      0
ST MARY LD & EXPL CO               COM        792228108   25,533     395,000   SH           SOLE      NONE     395,000     0      0
SUNCOR ENERGY INC                  COM        867229106    8,404     144,600   SH           SOLE      NONE     144,600     0      0
SYNTHESIS ENERGY SYS INC           COM        871628103      900     100,000   SH           SOLE      NONE     100,000     0      0
TALISMAN ENERGY INC                COM        87425E103   41,848   1,891,000   SH           SOLE      NONE   1,891,000     0      0
TERRA INDS INC                     COM        880915103      731      14,821   SH           SOLE      NONE      14,821     0      0
TESCO CORP                         COM        88157K101      505      15,800   SH           SOLE      NONE      15,800     0      0
TETON ENERGY CORP                  COM        881628101    2,064     413,604   SH           SOLE      NONE     413,604     0      0
TIDEWATER INC                      COM        886423102    9,101     139,948   SH           SOLE      NONE     139,948     0      0
TRANSMERIDIAN EXPL INC             COM        89376N108       95     150,000   SH           SOLE      NONE     150,000     0      0
TRANSOCEAN INC NEW                 SHS        G90073100   60,116     394,487   SH           SOLE      NONE     394,487     0      0
PROSHARES TR                  ULTRASHRT FINL  74347R628   31,326     200,000   SH           SOLE      NONE     200,000     0      0
PROSHARES TR                  ULTRASHRT O&G   74347R586   88,143   3,300,000   SH           SOLE      NONE   3,300,000     0      0
VALMONT INDS INC                   COM        920253101   32,643     313,000   SH           SOLE      NONE     313,000     0      0
VERASUN ENERGY CORP                COM        92336G106      130      31,500   SH           SOLE      NONE      31,500     0      0
WALTER INDS INC                    COM        93317Q105   79,815     733,800   SH           SOLE      NONE     733,800     0      0
WEATHERFORD INTERNATIONAL LT       COM        G95089101   52,476   1,058,200   SH           SOLE      NONE   1,058,200     0      0
XTO ENERGY INC                     COM        98385X106   44,149     644,416   SH           SOLE      NONE     644,416     0      0
ZOLTEK COS INC                     COM        98975W104    1,377      56,800        PUT     SOLE      NONE      56,800     0      0
                                                       2,391,475





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